Share Capital (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of Authorized Share Capital

The Company’s authorized share capital consists of an unlimited number of common shares.

	Number of shares
	(000’s)	$

Year ended December 31, 2020
Opening balance	22,491	114,840
Shares issued on exercise of stock options	261	602
Shares issued on exercise of RSUs and DSUs	382	1,627
Shares issued on exercise of warrants	2	8
Shares issued on acquisition of Otis Gold Corp (1)	8,131	16,370
Shares issued as part of Credit Facility (2)	107	180
Shares issued to settle payables (3)	671	1,738
Value of shares issued in asset acquisition (4)	66	246
Shares issued to settle interest on convertible debentures (5)	228	588
Balance at December 31, 2020	32,339	136,199

Period ended March 31, 2021
Opening balance	32,339	136,199
Shares issued on exercise of stock options	8	27
Shares issued on exercise of RSUs and DSUs	33	137
Balance at March 31, 2021	32,380	136,363

(1)	On April 22, 2020, the Company completed the acquisition of Otis. Otis shareholders received 0.046 of a common share for each Otis common share held (the “Exchange Ratio”), resulting in the issuance of 8,130,630 common shares valued at the market price of C$2.85 per common share.

(2)	On March 16, 2020, the Company closed a US$6-million bridge-loan credit facility (the “Credit Facility”) with Sprott Private Resource Lending II (Collector), LP (“Sprott Lending”). The Credit Facility bore interest of 10% per annum, compounded and payable monthly, and was due and payable in full on or before September 14, 2020. In consideration for the Credit Facility, Excellon issued 107,291 common shares to Sprott Lending. The Company repaid the Credit Facility on August 4, 2020 on the closing of the Financing (Note 9).

(3)	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican trade payables totaling C$2,098, as approved by the TSX. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the common shares issued and the carrying amount of the payables settled.

(4)	On September 21, 2020 and in accordance with the Globex Agreement, the second issuance of 65,657 common shares (valued at C$325) and the second cash payment (C$100) were made and recorded as an addition to mineral rights (Note 6).

(5)	On December 31, 2020, the Company elected to pay the first interest payment on the Debentures (Note 9) in common shares valued at C$754 ($588).

Schedule of Outstanding Number and Weighted Average Exercise Prices

The outstanding number and weighted average exercise prices of equity-settled Stock Options, Warrants, Deferred Share Units (“DSUs”) and Restricted Share Units (“RSUs”) are as follows:

	Options		Warrants
	Options Outstanding	Weighted Average Exercise Price (CAD)	Warrants Outstanding (2)	Weighted Average Exercise Price (CAD)	RSUs Outstanding	DSUs Outstanding
Outstanding at January 1, 2020	461,000	5.59	1,092,500	7.00	572,485	467,572
Granted/issued/acquired (1)	1,002,395	3.34	1,448,488	5.23	337,331	217,264
Exercised/settled	(260,596)	1.93	(2,400)	3.45	(224,750)	(193,507)
Expired	(332,359)	5.20	-	-	(91,332)	-
Forfeited	(23,004)	4.26	-	-	(128,223)	-
Outstanding at December 31, 2020	847,437	4.21	2,538,588	6.00	465,511	491,330
Exercisable at December 31, 2020	548,009	4.52	2,538,588	6.00	-	98,417

Outstanding at January 1, 2021	847,437	4.21	2,538,588	6.00	465,511	491,330
Granted/issued	212,500	4.14	-	-	412,649	110,000
Exercised/settled	(7,500)	3.05	-	-	(38,117)	-
Expired	(5,000)	8.75	-	-	-	-
Outstanding at March 31, 2021	1,047,437	4.19	2,538,588	6.00	840,043	601,330
Exercisable at March 31, 2021	631,017	4.49	2,538,588	6.00	-	98,417

(1)	On April 22, 2020, the Company issued 531,895 Options and 305,060 Warrants (“$3.30 Warrants”) in replacement of Otis Options and Warrants outstanding at the date of acquiring Otis. In accordance with the Otis Stock Option Plan, 130,365 stock options expired on July 22, 2020, 90 days after the closing of the Transaction.

(2)	The Company has the following warrants outstanding:

	●	1,092,400 warrants with an exercise price of C$7.00, expiring on August 27, 2021;
	●	302,760 warrants with an exercise price of C$3.30, expiring on March 29, 2022; and
	●	1,143,428 warrants with an exercise price of C$5.75, expiring on July 30, 2023 (Note 9).

Schedule of Options Outstanding and Exercisable

Options outstanding and exercisable are as follows:

Exercise Price Range (CAD)	Stock Options Outstanding	Weighted Average Remaining Contractual Life (years)	Stock Options Exercisable	Weighted Average Exercise Price (CAD)
$2.00 to $3.99	494,987	2.17	289,860	3.08
$4.00 to $5.99	456,450	3.11	245,157	4.62
$6.00 to $7.99	15,000	1.16	15,000	7.63
$8.00 to $9.99	81,000	1.37	81,000	8.52
	1,047,437	2.50	631,017	4.49

Schedule of Share Based Compensation Expense

Compensation expense is recognized over the vesting period of the grant with the corresponding equity impact recorded in contributed surplus. Share-based compensation expense comprises the following:

	Three months ended
	March 31	March 31
	2021	2020
	$	$
Stock options	203	34
RSU	141	38
DSU	421	77
	765	149